Average Annual Total Returns (Invesco Growth Allocation Fund)	12 Months Ended
	May 02, 2011
Return Before Taxes | Class S, Invesco Growth Allocation Fund
Average Annual Total Returns
Column	Class S: Inception (09/25/09)	[1]
Label	Return Before Taxes
1 Year	12.92%
5 Years	2.04%
Since Inception	4.94%
Inception Date	Sep. 25, 2009
Return After Taxes on Distributions | Class S, Invesco Growth Allocation Fund
Average Annual Total Returns
Column	Class S: Inception (09/25/09)	[1]
Label	Return After Taxes on Distributions
1 Year	12.35%
5 Years	1.38%
Since Inception	4.35%
Inception Date	Sep. 25, 2009
Return After Taxes on Distributions and Sale of Fund Shares | Class S, Invesco Growth Allocation Fund
Average Annual Total Returns
Column	Class S: Inception (09/25/09)	[1]
Label	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	8.60%
5 Years	1.62%
Since Inception	4.14%
Inception Date	Sep. 25, 2009
S&P 500 Index
Average Annual Total Returns
Label	S&P 500® Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	15.08%
5 Years	2.29%
Since Inception	4.03%
Inception Date	Apr. 30, 2004
Custom Growth Allocation Index (pre-9/30/10)
Average Annual Total Returns
Label	Custom Growth Allocation Index (pre-9/30/10):
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	14.84%
5 Years	3.11%
Since Inception	5.61%
Inception Date	Apr. 30, 2004
Custom Growth Allocation Index (post-9/30/10)
Average Annual Total Returns
Label	Custom Growth Allocation Index (post-9/30/10):
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	12.09%
5 Years	2.61%
Since Inception	5.23%
Inception Date	Apr. 30, 2004
Lipper Multi-Cap Core Funds Index
Average Annual Total Returns
Label	Lipper Multi-Cap Core Funds Index:
1 Year	16.63%
5 Years	2.94%
Since Inception	5.15%
Inception Date	Apr. 30, 2004

[1]	Class S shares performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waiver and/or expense reimbursement. The inception date of the Fund's Class A shares is April 30, 2004.